Principal alliances - Immuno-Oncology Agreement with Regeneron Pharmaceuticals, Inc. (Details) € in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Sep. 30, 2021 USD ($)	Jul. 01, 2015 agreement	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Jul. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of Principal Alliances [Line Items]
Other operating income/(expenses), net related to Regeneron | €							€ (2,979)	€ (1,231)		€ (1,373)
Assets held for sale or exchange | €							15	85		€ 89
Regeneron Pharmaceuticals, INC
Disclosure of Principal Alliances [Line Items]
Assets held for sale or exchange | €								226
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)											10.00%
Percentage of cumulative development costs reimbursed											50.00%
Upfront payments for projects under collaboration agreements | $									$ 900
Regular milestone payments for projects under collaboration agreements			€ 96	$ 100					$ 100
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Major Collaboration Agreement
Disclosure of Principal Alliances [Line Items]
Upfront payments for projects under collaboration agreements					€ 856	$ 900
Royalty income percentage (percentage)					11.00%	11.00%
Other operating income/(expenses), net related to Regeneron | €							116	111
Proceeds from collaboration agreements | €							€ 196	€ 952
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Development of cemiplimab (REGN2810)
Disclosure of Principal Alliances [Line Items]
Prior development budget in total | $											$ 1,640
Contractual agreement for anti-programmed cell death protein											5000.00%
Maximum additional funding for PD1 - part of each company | $	$ 1,840										$ 820
PD1 sales milestone payment from Sanofi | $											375
Minimum sales of PD1 in 12-month period to be achieved for milestone payment | $											$ 2,000